Available-for-sale Financial Assets (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Available-for-sale Financial Assets
	December 31
	2016	2017
	NT$	NT$	US$ (Note 4)

Unquoted ordinary shares	$553,350	$605,110	$20,415
Quoted ordinary shares	146,786	279,791	9,440
Limited partnership	273,372	246,072	8,302
Unquoted preferred shares	78,068	57,367	1,935
Open-end mutual funds	243,458	23,825	804
	1,295,034	1,212,165	40,896
Current	266,696	89,159	3,008

Non-current	$1,028,338	$1,123,006	$37,888